INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended																														1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 HONG KONG CIR	Dec. 31, 2013 HONG KONG CIR	Dec. 31, 2012 HONG KONG CIR	Dec. 31, 2014 HONG KONG BVMC	Dec. 31, 2013 HONG KONG BVMC	Dec. 31, 2012 HONG KONG BVMC	Dec. 31, 2014 CHINA	Dec. 31, 2013 CHINA	Dec. 31, 2012 CHINA	Dec. 31, 2011 CHINA	Dec. 31, 2010 CHINA	Dec. 31, 2009 CHINA	Dec. 31, 2008 CHINA	Dec. 31, 2014 CHINA Shanghai Ruifeng	Dec. 31, 2013 CHINA Shanghai Ruifeng	Dec. 31, 2012 CHINA Shanghai Ruifeng	Dec. 31, 2008 CHINA Shanghai Ruifeng	Dec. 31, 2007 CHINA Shanghai Ruifeng	Dec. 31, 2014 CHINA Anshijie	Dec. 31, 2013 CHINA Anshijie	Dec. 31, 2012 CHINA Anshijie	Dec. 31, 2008 CHINA Anshijie	Dec. 31, 2007 CHINA Anshijie	Dec. 31, 2012 CHINA Shenzhen CIR	Dec. 31, 2008 CHINA Shenzhen CIR	Dec. 31, 2007 CHINA Shenzhen CIR	Sep. 30, 2011 CHINA Kudian	Dec. 31, 2014 CHINA Kudian	Dec. 31, 2013 CHINA Kudian
INCOME TAXES
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%			25.00%	25.00%	25.00%			25.00%
Preferential income tax rate (as a percent)																					18.00%	15.00%				18.00%	15.00%		18.00%	15.00%
Transition period																	5 years
Income tax exemption period																															2 years
Percentage of tax reduction																															50.00%	50.00%	50.00%
Period of income tax rate reduction																															3 years
Income tax provision:
Current Tax		3,469	3,289	8,484
Deferred	(1,474)	(9,146)	(5,621)	(5,771)
Total	$ (915)	(5,677)	(2,332)	2,713